13. INTANGIBLE ASSETS (Details Narrative)	12 Months Ended
Dec. 31, 2020 BRL (R$)
Assets held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Transfer of intangible assets	R$ 6,970
Cash-Generating Units [Member]
Disclosure of detailed information about intangible assets [line items]
Cash generating units percentage	3.25%
Cash-Generating Units [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discounted cash flows percentage	11.21%
Cash-Generating Units [Member] | Top Of Range [member]
Disclosure of detailed information about intangible assets [line items]
Discounted cash flows percentage	13.22%